Schedule of Investments (unaudited) April 30, 2019	BlackRock Municipal 2030 Target Term Trust (BTT2) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 130.5%

Alabama — 2.3%
Alabama Federal Aid Highway Finance Authority, RB, Series A:
5.00%, 09/01/33	$3,985	$4,785,745
5.00%, 09/01/34	3,500	4,190,690
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Children’s Hospital of Albama, 5.00%, 06/01/30	10,000	11,468,000
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Series A:
5.00%, 07/01/31	1,100	1,310,892
5.00%, 07/01/32	1,150	1,365,383
5.00%, 07/01/33	1,600	1,892,064
County of Jefferson Alabama Sewer Revenue, Refunding RB, CAB, Senior Lien-Warrants, Series B (AGM)(a):
0.00%, 10/01/31	7,375	4,103,819
0.00%, 10/01/32	6,295	3,248,472
0.00%, 10/01/33	1,275	616,118
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A:
5.00%, 12/01/33	1,010	1,169,439
5.00%, 12/01/34	1,380	1,586,931
University of South Alabama, Refunding RB, (AGM):
5.00%, 11/01/29	1,105	1,306,850
5.00%, 11/01/30	2,000	2,351,840

		39,396,243

Alaska — 0.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	1,075	1,075,291

Arizona — 2.1%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital:
Series A, 5.00%, 02/01/34	6,340	6,787,667
Series B, 5.00%, 02/01/33	1,810	1,974,258
City of Phoenix Arizona IDA, RB, Facility:
Candeo Schools, Inc. Project, 6.00%, 07/01/23	430	463,510
Eagle College Preparatory Project, Series A, 4.50%, 07/01/22	400	406,764
Eagle College Preparatory Project, Series A, 5.00%, 07/01/33	1,000	1,023,410

Security	Par (000)	Value

Arizona (continued)
Legacy Traditional Schools Project, Series A, 5.75%, 07/01/24(b)	$750	$805,110
City of Phoenix Arizona IDA, Refunding RB, Downtown Phoenix Student Housing, Series A, 5.00%, 07/01/29	175	205,007
County of Maricopa IDA, Refunding RB, Banner Health, Series A, 5.00%, 01/01/31	16,280	19,358,874
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 09/01/29	6,000	6,272,940

		37,297,540

California — 7.9%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Sub-Lien, Series A (AMBAC), 0.00%, 10/01/30(a)	10,530	7,180,302
California Health Facilities Financing Authority, RB, Sutter Health, Series A:
5.00%, 11/15/32	1,600	1,945,952
5.00%, 11/15/33	1,855	2,244,198
California Municipal Finance Authority, ARB, LINX APM Project, AMT, 5.00%, 12/31/33	4,000	4,672,560
California Municipal Finance Authority, RB:
Biola University, 4.00%, 10/01/33	2,500	2,597,825
Senior, S/F Housing, Caritas Affordable Housing, Inc. Project, Series A, 5.00%, 08/15/30	1,000	1,123,040
California Municipal Finance Authority, Refunding RB:
Eisenhower Medical Center, Series A, 5.00%, 07/01/30	1,200	1,405,620
Eisenhower Medical Center, Series A, 5.00%, 07/01/31	1,050	1,223,218
William Jessup University, 5.00%, 08/01/26(c)	1,530	1,696,020
William Jessup University, 5.00%, 08/01/27(c)	450	504,036
William Jessup University, 5.00%, 08/01/29(c)	425	480,964
California Statewide Communities Development Authority, RB:
Eskaton Properties, Inc., 5.25%, 11/15/34	2,500	2,676,700
Loma Linda University Medical Center, 5.00%, 12/01/28(b)	275	318,219
Loma Linda University Medical Center, 5.00%, 12/01/33(b)	1,350	1,527,309

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal 2030 Target Term Trust (BTT2) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Long Beach California Harbor Revenue, RB, AMT, Series A:
5.00%, 05/15/31	$1,200	$1,431,132
5.00%, 05/15/32	1,800	2,137,950
5.00%, 05/15/33	675	799,409
5.00%, 05/15/34	1,650	1,944,244
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A, AMT:
5.00%, 03/01/30	500	593,010
5.00%, 03/01/31	1,500	1,765,290
5.00%, 03/01/32	1,000	1,172,470
5.00%, 03/01/33	975	1,139,834
5.00%, 03/01/34	1,250	1,457,012
5.00%, 03/01/35	2,000	2,325,080
County of San Diego Regional Airport Authority, ARB, AMT, Sub-Series B, 5.00%, 07/01/33	1,000	1,173,540
El Camino Community College District, GO, CAB, Election of 2002, Series C(a):
0.00%, 08/01/30	9,090	6,791,593
0.00%, 08/01/31	12,465	8,969,066
0.00%, 08/01/32	17,435	12,103,203
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/29	14,500	16,735,610
Los Angeles California Unified School District, GO, Election of 2008, Series A, 4.00%, 07/01/33	3,000	3,260,130
Los Angeles Regional Airports Improvement Corp., Refunding RB, LAXFuel Corp., Los Angeles International, AMT, 5.00%, 01/01/32	4,110	4,323,186
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,500	3,118,850
Monterey Peninsula Community College District, GO, Refunding, CAB(a):
0.00%, 08/01/30	3,500	2,581,425
0.00%, 08/01/31	5,940	4,183,958
Oakland Unified School District/Alameda County, GO, Refunding, Series C, 5.00%, 08/01/30	1,300	1,546,285
Poway Unified School District, GO, Election of 2008, Series A(a):
0.00%, 08/01/30	10,000	7,413,600
0.00%, 08/01/32	12,500	8,564,750
State of California, GO, Refunding, 5.00%, 08/01/30	10,000	12,262,800

Security	Par (000)	Value

California (continued)
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	$750	$756,270

		138,145,660

Colorado — 3.6%
Central Platte Valley Metropolitan District, GO, Series A:
5.13%, 12/01/29	700	784,903
5.50%, 12/01/29	750	853,125
City & County of Denver Colarado, RB, CAB, Series A-2, 0.00%, 08/01/30(a)	1,000	704,100
City & County of Denver Colarado Airport System Revenue, Refunding ARB, AMT, Series A, 5.00%, 12/01/33	25,000	29,911,500
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds(b):
4.00%, 12/01/23	1,000	1,030,260
4.10%, 12/01/24	5,080	5,219,548
4.20%, 12/01/25	5,280	5,408,621
Colorado Health Facilities Authority, Refunding RB:
Covenant Retirement Communities, Series A, 4.50%, 12/01/33	4,595	4,630,473
Covenant Retirement Communities, Series A, 5.00%, 12/01/33	3,000	3,218,760
NCMC, Inc. Project, 4.00%, 05/15/30	2,860	3,129,298
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.25%, 12/01/30	500	523,870
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, Senior Limited Property, Series A:
5.00%, 12/01/27	1,500	1,731,300
5.00%, 12/01/28	1,500	1,724,415
5.00%, 12/01/30	1,350	1,535,301
5.00%, 12/01/31	1,500	1,700,085
Tallyns Reach Metropolitan District No. 3, GO, Refunding, 5.00%, 12/01/33	503	530,086

		62,635,645

Connecticut — 1.4%
Capital Region Development Authority, Refunding RB:
5.00%, 06/15/30	1,095	1,287,873
5.00%, 06/15/31	1,125	1,310,209
State of Connecticut, GO:
Series A, 5.00%, 04/15/33	7,000	8,288,140
Series D, 4.00%, 08/15/29	11,500	12,537,530

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal 2030 Target Term Trust (BTT2) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut Health & Educational Facilities Authority, RB, Sacred Heart University Issue, Series I-1, 5.00%, 07/01/35	$400	$462,612

		23,886,364

Delaware — 0.6%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
4.00%, 07/01/22	230	239,191
5.00%, 07/01/24	705	778,144
5.00%, 07/01/25	805	901,004
5.00%, 07/01/26	850	963,322
5.00%, 07/01/27	890	1,019,726
5.00%, 07/01/28	935	1,074,091
State of Delaware, GO, 3.00%, 02/01/33	4,310	4,417,879
State of Delaware Health Facilities Authority, RB, Beebe Medical Center Project, 4.00%, 06/01/35	1,250	1,282,600

		10,675,957

District of Columbia — 0.1%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 07/01/23(d)	1,700	1,994,100

Florida — 9.4%
Central Florida Expressway Authority, Refunding RB, Senior Lien:
5.00%, 07/01/32	1,610	1,942,046
5.00%, 07/01/33	2,750	3,301,347
City of Lakeland Florida, Refunding RB, Lakeland Regional Health System, 5.00%, 11/15/30	3,750	4,366,875
City of Tampa Florida, Refunding RB, H. Lee Moffitt Cancer Center Project, Series A, 4.00%, 09/01/33	10,000	10,433,300
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.00%, 11/15/29	5,000	4,774,600
County of Broward Florida, RB, Fort Lauderdale Fuel Facilities, Series A, AMT (AGM):
5.00%, 04/01/30	600	652,560
5.00%, 04/01/33	740	802,138
County of Martin Florida IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25(b)	5,250	5,350,170
County of Miami-Dade Florida, Refunding RB, Series B, 4.00%, 04/01/32	6,690	7,209,010

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida School Board, COP, Refunding, Series A, 5.00%, 05/01/32	$9,000	$10,352,790
County of Orange Convention Center, Refunding RB, 4.00%, 10/01/32	9,485	10,373,934
County of Orange Florida Tourist Development Tax Revenue, Refunding RB:
5.00%, 10/01/30	11,470	14,638,702
4.00%, 10/01/31	7,000	7,679,560
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/32	23,805	27,172,455
County of Palm Beach Health Facilities Authority, RB, Lifespace Communities, Inc., 5.00%, 05/15/31	410	448,991
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB, Series B(a):
0.00%, 06/01/30	2,000	1,490,020
0.00%, 06/01/31	1,295	920,331
0.00%, 06/01/32	2,495	1,708,227
Double Branch Community Development District, Refunding, Special Assessment Bonds, Senior Lien, Series A-1, 4.13%, 05/01/31	1,200	1,251,276
Florida Development Finance Corp., Refunding RB, Virgin Trains USA Passenger Rail Project, Series A, AMT(b)(e):
6.38%, 01/01/49	3,310	3,396,921
6.50%, 01/01/49	4,670	4,784,742
Greater Orlando Aviation Authority, Refunding RB, Jet Blue Airways Corp. Project, AMT, 5.00%, 11/15/26	2,000	2,150,400
Jacksonville Florida Port Authority, Refunding ARB, AMT, 4.50%, 11/01/33	630	659,251
Jacksonville Florida Port Authority, Refunding RB, AMT:
4.50%, 11/01/30	2,895	3,054,891
4.50%, 11/01/31	3,620	3,799,190
4.50%, 11/01/32	2,300	2,411,780
Miami Beach Health Facilities Authority, Refunding RB, Mont Sinai Medical Center, 5.00%, 11/15/30	1,000	1,118,420
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/30	3,825	4,317,048

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal 2030 Target Term Trust (BTT2) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Village Community Development District No. 10, Special Assessment Bonds, Sumter County:
4.50%, 05/01/23	$1,620	$1,704,370
5.00%, 05/01/32	5,475	5,871,445
Village Community Development District No. 5, Refunding, Special Assessment Bonds, Sumter County:
Phase I, 3.50%, 05/01/28	1,905	1,952,911
Phase I, 3.50%, 05/01/28	3,610	3,700,791
Phase II, 4.00%, 05/01/33	1,100	1,129,172
Phase II, 4.00%, 05/01/34	2,310	2,368,189
Village Community Development District No. 6, Refunding, Special Assessment Bonds, Sumter County, 4.00%, 05/01/29	5,765	5,983,839

		163,271,692

Georgia — 0.6%
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/29	1,250	1,487,050
5.00%, 05/15/30	8,000	9,530,080

		11,017,130

Idaho — 0.0%
Idaho Housing & Finance Association, RB, Compass Charter School Project, Series A, 4.63%, 07/01/29(b)	185	193,127

Illinois — 14.1%
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series C, 5.00%, 12/01/30	7,025	7,664,767
Dedicated Revenues, Series F, 5.00%, 12/01/22	4,760	5,044,220
Series C, 5.00%, 12/01/22	14,830	15,715,499
Chicago Housing Authority, RB, M/F Housing, Series A:
5.00%, 01/01/33	3,000	3,506,460
5.00%, 01/01/35	1,500	1,741,290
Chicago Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/33	5,000	5,486,450
Chicago Transit Authority, Refunding RB:
Section 5307, Urbanized Area Formula Funds, 5.00%, 06/01/26	2,000	2,325,700
Section 5337, State of Good Repair Formula Funds, 5.00%, 06/01/26	1,000	1,162,850

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois, RB, Wastewater Transmission, 2nd Lien:
4.00%, 01/01/31	$10,375	$10,586,443
4.00%, 01/01/32	10,790	10,989,939
4.00%, 01/01/33	11,220	11,406,252
4.00%, 01/01/35	9,135	9,269,010
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/27	5,000	5,192,650
City of Chicago Illinois Motor Fuel Tax Revenue, Refunding RB, (AGM), 5.00%, 01/01/30	730	797,532
City of Chicago O’Hare International Airport, Refunding GARB, Senior Lien, Series B, 5.00%, 01/01/33	6,000	7,039,020
City of St. Charles Illinois, GO, Refunding, Corporate Purpose:
4.00%, 12/01/30	1,620	1,718,285
4.00%, 12/01/31	1,715	1,818,123
Counties of Kane McHenry Cook & De Kalb Unit School District No. 300, GO, Refunding, Series A, 5.00%, 01/01/30	6,350	7,394,956
County of Cook Illinois, GO, Refunding, Series C, 4.00%, 11/15/29	19,750	20,508,597
Illinois Finance Authority, Refunding RB:
DePaul University, Series A, 5.00%, 10/01/30	1,000	1,174,650
DePaul University, Series A, 4.00%, 10/01/31	1,000	1,078,140
DePaul University, Series A, 4.00%, 10/01/32	1,000	1,072,780
Lutheran Home & Services Obligated Group, 5.00%, 05/15/22	2,445	2,506,394
Lutheran Home & Services Obligated Group, 5.50%, 05/15/27	3,350	3,510,834
Presence Health Network, Series C, 5.00%, 02/15/30	12,000	14,271,000
Rush University Medical Center, Series A, 5.00%, 11/15/31	8,415	9,506,341
Rush University Medical Center, Series A, 5.00%, 11/15/32	2,075	2,334,251
Rush University Medical Center, Series A, 5.00%, 11/15/33	2,125	2,384,229
The Peoples Gas Light & Coke Company Project, 4.00%, 02/01/33	11,000	11,454,410
The University of Chicago Medical Centre, Series B, 5.00%, 08/15/30	3,205	3,795,457

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal 2030 Target Term Trust (BTT2) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois State Toll Highway Authority, Refunding RB, Senior, Series A, 4.00%, 12/01/31	$20,000	$21,471,000
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
5.00%, 12/15/28	1,200	1,355,892
5.00%, 12/15/30	1,385	1,544,552
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/30	7,000	7,686,700
State of Illinois, GO, Series A, 5.00%, 12/01/28	9,950	10,994,253
Winnebago & Boone Counties School District No. 205 Rockford, GO:
4.00%, 02/01/29	9,080	9,546,530
4.00%, 02/01/30	9,835	10,286,131

		245,341,587

Indiana — 3.5%
City of Indianapolis Department of Public Utilities Water System Revenue, Refunding RB, First Lien, Series A, 5.00%, 10/01/35	10,000	12,095,700
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 01/01/24	1,525	1,661,747
City of Whiting Indiana, RB, BP Products North America, Inc. Project, AMT, 5.00%, 03/01/46(e)	8,500	9,415,450
Indiana Finance Authority, Refunding RB:
Community Health Network Project, Series A, 4.00%, 05/01/35	22,565	23,417,054
Earlham College Project, 5.00%, 10/01/32	11,255	11,687,417
Northern Indiana Commuter Transportation District, RB:
5.00%, 07/01/32	1,000	1,166,520
Northern Indiana Commuter Transportation District, RB (continued):
5.00%, 07/01/33	1,400	1,628,816

		61,072,704

Security	Par (000)	Value

Iowa — 0.8%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	$13,345	$14,377,770

Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,566,609

Kentucky — 0.6%
Countyof Louisville/Jefferson Metropolitan Government, Refunding RB, Norton Healthcare, Inc., Series A, 5.00%, 10/01/32	7,300	8,388,576
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier-DownTown Crossing Project:
Series B, 0.00%, 07/01/30(a)	1,230	752,194
Convertible Series C, 6.40%, 07/01/33(f)	1,500	1,540,995

		10,681,765

Louisiana — 2.9%
City of Ruston Louisiana, RB, (AGM):
5.00%, 06/01/29	1,060	1,239,098
5.00%, 06/01/30	1,000	1,164,520
5.00%, 06/01/31	1,020	1,178,988
5.00%, 06/01/32	1,225	1,411,653
Louisiana Public Facilities Authority, Refunding RB:
5.00%, 05/15/29	1,235	1,435,885
5.00%, 05/15/30	990	1,143,212
3.00%, 05/15/31	2,225	2,245,403
5.00%, 05/15/32	1,485	1,696,850
5.00%, 05/15/33	2,175	2,475,911
Entergy Louisiana, Series B, 3.50%, 06/01/30	5,990	6,033,008
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A, 5.00%, 07/01/30	3,000	3,332,220
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT:
5.00%, 04/01/31	300	326,088
5.00%, 04/01/32	1,000	1,083,720
5.00%, 04/01/33	1,575	1,701,788

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal 2030 Target Term Trust (BTT2) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
State of Louisiana, GO, Series A, 4.00%, 05/15/30	$6,540	$6,984,262
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 07/01/29	1,925	2,145,663
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 05/15/31	3,425	3,609,402
5.25%, 05/15/32	4,375	4,708,681
5.25%, 05/15/33	4,750	5,093,568
5.25%, 05/15/35	1,500	1,630,950

		50,640,870

Maryland — 2.4%
City of Baltimore Maryland, Refunding RB, Convention Center Hotel, 5.00%, 09/01/31	1,250	1,437,688
County of Anne Arundel Maryland Consolidated, Special Taxing District, Special Tax Bonds, Villages At Two Rivers Project:
4.20%, 07/01/24	700	701,904
4.90%, 07/01/30	1,315	1,333,476
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/33	1,765	2,051,583
County of Prince George’s Maryland, Tax Allocation Bonds, Westphalia Town Center Project, 5.00%, 07/01/30(b)	585	627,834
Maryland EDC, RB, Purple Line Light Rail Project, Series D, AMT, 5.00%, 03/31/30	1,325	1,508,446
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	3,225	3,317,493
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, Series A, 5.00%, 01/01/31	2,865	3,329,101
Charlestown Community, Series A, 5.00%, 01/01/32	3,010	3,482,118
Charlestown Community, Series A, 5.00%, 01/01/33	3,165	3,646,808
LifeBridge Health Issue, 5.00%, 07/01/31	1,000	1,180,200
LifeBridge Health Issue, 5.00%, 07/01/32	500	586,900
Lifebridge Health Issue, 5.00%, 07/01/33	385	443,828

Security	Par (000)	Value

Maryland (continued)
LifeBridge Health Issue, 5.00%, 07/01/33	$1,000	$1,168,740
LifeBridge Health Issue, 5.00%, 07/01/34	775	901,201
Meritus Medical Center, 5.00%, 07/01/29	2,200	2,511,058
Meritus Medical Center, 5.00%, 07/01/31	1,400	1,578,150
Meritus Medical Center, 5.00%, 07/01/33	1,200	1,344,564
State of Maryland, GO, State and Local Facilities Loan of 2019, First Series, 3.00%, 03/15/34	10,000	10,209,400

		41,360,492

Massachusetts — 3.0%
Commonwealth of Massachusetts, Refunding, GOL, Series A (AMBAC), 5.50%, 08/01/30	2,500	3,295,625
Commonwealth of Massachusetts, GOL, Series I, 5.00%, 12/01/33	5,000	5,956,000
Massachusetts Bay Transportation Authority, Refunding RB, CAB, Series A, 0.00%, 07/01/32(a)	5,500	3,818,705
Massachusetts Development Finance Agency, RB:
Emmanuel College Issue, Series A, 5.00%, 01/01/33	1,070	1,223,994
UMass Darthmouth Student Housing Project, 5.00%, 10/01/29	2,365	2,746,143
UMass Darthmouth Student Housing Project, 5.00%, 10/01/30	2,485	2,865,677
Massachusetts Development Finance Agency, Refunding RB, Series A:
Emmanuel College Issue, 5.00%, 10/01/31	3,635	4,139,793
Emmanuel College Issue, 5.00%, 10/01/33	1,285	1,451,446
5.00%, 01/01/32	2,020	2,353,482
5.00%, 01/01/33	1,500	1,740,705
5.00%, 01/01/34	2,085	2,411,907
5.00%, 01/01/35	2,000	2,308,460
Massachusetts Educational Financing Authority, Refunding RB, Series K, AMT, 5.25%, 07/01/29	5,405	5,796,430

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal 2030 Target Term Trust (BTT2) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
University of Massachusetts Building Authority, Refunding RB, VRDN Series 1, 1.47%, 11/01/34(e)	$11,900	$11,900,000

		52,008,367

Michigan — 1.5%
City of Detroit Michigan, GO:
5.00%, 04/01/26	735	807,383
5.00%, 04/01/27	580	640,047
5.00%, 04/01/28	665	735,670
5.00%, 04/01/29	665	733,475
5.00%, 04/01/30	510	560,776
5.00%, 04/01/31	735	801,378
5.00%, 04/01/32	625	677,819
5.00%, 04/01/33	830	898,616
Michigan Finance Authority, Refunding RB:
MidMichigan Health, 5.00%, 06/01/33	2,750	3,085,307
Oakwood Obligation Group, 5.00%, 08/15/30	2,105	2,341,981
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	8,195	8,515,424
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 12/31/32	2,000	2,353,120
Saginaw Valley State University, Refunding RB, Series A:
5.00%, 07/01/31	2,070	2,395,466
5.00%, 07/01/32	1,430	1,649,848

		26,196,310

Minnesota — 0.3%
Sartell-St Stephen Independent School District No. 748, GO, Series B(a):
0.00%, 02/01/30	3,915	2,908,688
0.00%, 02/01/31	2,190	1,552,250
0.00%, 02/01/32	1,450	986,914

		5,447,852

Mississippi — 2.1%
Mississippi Business Finance Corp., RB, VRDN, Chevron USA, Inc. Project, Series F, 1.36%, 12/01/30(e)	9,000	9,000,000
Mississippi Development Bank, Refunding RB, Municipal Energy Agency of Mississippi, Series A (AGM):
5.00%, 03/01/30	2,280	2,652,666
5.00%, 03/01/31	1,595	1,842,959
5.00%, 03/01/32	2,000	2,297,860

Security	Par (000)	Value

Mississippi (continued)
5.00%, 03/01/33	$1,275	$1,460,232
State of Mississippi, RB:
Series A, 5.00%, 10/15/35	5,000	5,912,250
Series E, 5.00%, 10/15/33	12,225	13,959,605

		37,125,572

Missouri — 0.7%
City of St. Louis Missouri IDA, Refunding RB, Ballpark Village Development Project, Series A, 3.88%, 11/15/29	970	1,008,247
Missouri State Health & Educational Facilities Authority, Refunding RB:
CoxHealth, Series A, 4.00%, 11/15/33	2,010	2,123,384
St. Louis College of Pharmacy, 5.00%, 05/01/30	3,000	3,220,080
The Children’s Mercy Hospital, 5.00%, 05/15/31	1,175	1,350,769
The Children’s Mercy Hospital, 4.00%, 05/15/32	1,680	1,795,147
The Children’s Mercy Hospital, 4.00%, 05/15/33	2,000	2,130,140

		11,627,767

Nebraska — 0.6%
Central Plains Nebraska Energy Project, RB:
Energy Project No. 3, 5.00%, 09/01/27	5,000	5,410,250
Gas Project No. 3, 5.00%, 09/01/32	4,500	4,869,225
Elkhorn School District, GO, Elkhorn Public Schools:
4.00%, 12/15/32	325	367,286
4.00%, 12/15/33	375	422,148

		11,068,909

Nevada — 0.0%
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/27(b)	335	365,515

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project, Series A, AMT, 4.00%, 11/01/27(b)	2,205	2,243,014

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal 2030 Target Term Trust (BTT2) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire (continued)
New Hampshire State Turnpike System, RB, Series C, 4.00%, 08/01/33	$4,350	$4,538,616

		6,781,630

New Jersey — 15.7%
Casino Reinvestment Development Authority, Refunding RB:
5.00%, 11/01/21	2,465	2,620,689
5.00%, 11/01/22	1,890	2,037,420
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,605,270
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	12,230	13,340,606
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,740	1,980,190
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	1,315	1,496,523
Foundation Academy Charter School Project, Series A, 4.00%, 07/01/29	350	356,150
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.00%, 01/01/28	4,705	5,255,344
Series DDD, 5.00%, 06/15/35	2,000	2,202,040
State Government Buildings Project, Series A, 5.00%, 06/15/32	4,500	5,023,530
State Government Buildings Project, Series C, 5.00%, 06/15/32	3,600	4,018,824
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/26	10,610	11,367,766
Cigarette Tax, 4.25%, 06/15/27	16,500	17,349,255
Continental Airlines, Inc. Project, AMT, 5.75%, 09/15/27	6,200	6,839,344
Provident Group — Montclaire Properties LLC (AGM), 5.00%, 06/01/30	1,500	1,755,555
Provident Group — Montclaire Properties LLC (AGM), 5.00%, 06/01/31	1,750	2,036,667
Provident Group — Montclaire Properties LLC (AGM), 4.00%, 06/01/32	2,125	2,270,562
Provident Group — Monteclair Properites LLC (AGM), 5.00%, 06/01/28	1,000	1,184,520
Series BBB, 5.50%, 06/15/29	10,000	11,628,100

Security	Par (000)	Value

New Jersey (continued)
Sub-Series A, 4.00%, 07/01/32	$9,855	$10,180,116
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	5,000	5,578,650
New Jersey EDA, RB, Reunding Cranes Mill Project, 5.00%, 01/01/29	2,280	2,575,990
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Princeton HealthCare System, 5.00%, 07/01/29	2,900	3,456,742
Princeton HealthCare System, 5.00%, 07/01/30	2,400	2,844,576
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/30	11,245	13,311,719
St. Joseph Health System, 5.00%, 07/01/28	1,500	1,715,535
St. Joseph Health System, 5.00%, 07/01/29	1,250	1,426,538
St. Joseph Health System Obligated Group Issue, 5.00%, 07/01/30	1,100	1,248,313
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, AMT:
Series 1A, 5.00%, 12/01/25	5,500	6,387,975
Series 1A, 5.00%, 12/01/26	2,250	2,599,672
Series A, 4.00%, 12/01/32	2,500	2,654,725
Series A, 4.00%, 12/01/33	2,000	2,123,080
Series A, 4.00%, 12/01/34	1,000	1,057,380
Series A, 4.00%, 12/01/35	1,000	1,054,020
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series BB, AMT, 3.80%, 10/01/32	12,945	13,434,709
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 06/15/27	4,225	4,802,515
Transportation Program, Series AA, 5.25%, 06/15/28	4,500	5,096,880
Transportation System, Series AA, 4.00%, 06/15/30	10,815	11,034,869
Transportation System, Series C, 5.25%, 06/15/32	10,000	11,030,600
Transportation System, Series D, 5.00%, 06/15/32	5,000	5,430,150

8

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal 2030 Target Term Trust (BTT2) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A:
Federal Highway Reimbursement Revenue Notes, 5.00%, 06/15/30	$6,600	$7,523,010
5.00%, 12/15/30	20,000	22,940,800
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 5.25%, 01/01/27	5,000	5,928,450
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/33	500	552,490
5.00%, 11/01/34	500	550,835
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/30	16,740	19,695,112
5.00%, 06/01/32	8,270	9,623,882
Township of Irvington New Jersey, GO, Refunding, Series A (AGM):
5.00%, 07/15/30	2,000	2,260,700
5.00%, 07/15/31	1,450	1,636,079

		274,124,467

New Mexico — 1.0%
New Mexico Educational Assistance Foundation, RB, Education Loan, AMT:
Series A-1, 3.75%, 09/01/31	6,250	6,513,312
Series A-2, 3.80%, 11/01/32	5,850	6,084,527
Series A-2, 3.80%, 09/01/33	5,000	5,193,100

		17,790,939

New York — 4.4%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 4.50%, 01/01/25(b)	900	979,623
County of Nassau New York, GOL, Series A (AGM):
5.00%, 04/01/34	4,165	4,967,387
5.00%, 04/01/35	4,385	5,210,783
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Series C-1, 5.00%, 11/15/34	10,000	11,848,400
CAB, Series A, 0.00%, 11/15/30(a)	23,000	16,455,580
Green Bond, CAB, Series C-2, 0.00%, 11/15/32(a)	19,315	12,589,904
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 08/01/30	5,150	6,284,751

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, RB, Catholic Health System Obligation, 3.00%, 07/01/33	$2,700	$2,680,182
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
4.00%, 07/01/32	5,500	5,752,835
4.00%, 07/01/33	6,000	6,263,220
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	3,465	3,632,429

		76,665,094

Ohio — 1.1%
County of Butler Ohio, Refunding RB, UC Health:
5.00%, 11/15/30	1,225	1,444,275
5.00%, 11/15/31	2,500	2,929,400
5.00%, 11/15/32	2,200	2,565,772
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities, Series A:
5.25%, 07/01/28	500	501,880
5.63%, 07/01/32	1,000	1,003,940
County of Hamilton Ohio Sales Tax Revenue, Refunding RB, Series A, 5.00%, 12/01/30	4,500	5,345,100
Ohio Air Quality Development Authority, Refunding RB, AMT, 3.95%, 11/01/32(e)(g)(h)	1,500	1,368,750
State of Ohio, RB, Portsmouth Bypass Project, AMT (AGM):
5.00%, 12/31/29	1,625	1,848,031
5.00%, 12/31/30	2,400	2,719,392

		19,726,540

Oklahoma — 0.8%
Norman Regional Hospital Authority, Refunding RB:
5.00%, 09/01/27	2,100	2,462,754
5.00%, 09/01/28	2,000	2,333,240
5.00%, 09/01/29	2,150	2,494,667

9

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal 2030 Target Term Trust (BTT2) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
5.00%, 09/01/30	$5,130	$5,922,431

		13,213,092

Oregon — 0.5%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	8,616,888

Pennsylvania — 18.8%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project(b):
5.00%, 05/01/23	640	687,379
5.00%, 05/01/28	835	946,807
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/27	6,750	7,166,812
5.00%, 05/01/28	5,000	5,299,350
5.00%, 05/01/29	3,745	3,959,963
5.00%, 05/01/30	5,300	5,589,698
Chester County Health & Education Facilities Authority, Refunding RB, Series A:
Main Line Health System, 5.00%, 10/01/32	1,450	1,736,680
Main Line Health System, 5.00%, 10/01/33	2,300	2,740,473
Simpson Senior Services Project, 5.00%, 12/01/30	2,180	2,255,210
City of Philadelphia Pennsylvania, GO, Refunding:
(AGM), 4.00%, 08/01/32	6,000	6,437,820
(AGM), 5.00%, 08/01/30	9,235	10,969,425
Series A, 5.00%, 08/01/30	4,500	5,271,885
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/30	3,500	4,189,780
5.00%, 06/01/32	6,000	7,095,480
Commonwealth of Pennsylvania, GO, Refunding, 1st Series, 4.00%, 01/01/30	7,000	7,694,190
County of Allegheny Hospital Development Authority, Refunding RB, Allegheny Health Network Obligated Group Issue, Series A:
5.00%, 04/01/31	3,075	3,624,994
5.00%, 04/01/34	3,345	3,890,937
5.00%, 04/01/35	1,000	1,159,860

Security	Par (000)	Value

Pennsylvania (continued)
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series A, 4.00%, 01/01/35(e)(g)(h)	$3,000	$2,737,500
County of Berks IDA, Refunding RB, Tower Health Project:
5.00%, 11/01/29	2,000	2,360,440
5.00%, 11/01/30	2,000	2,342,220
5.00%, 11/01/34	2,500	2,882,475
5.00%, 11/01/35	3,325	3,819,860
County of Chester IDA, Woodlands At Graystone Project, 4.38%, 03/01/28(b)	265	270,003
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran Social Ministries Project:
5.00%, 01/01/29	1,300	1,434,043
5.00%, 01/01/30	2,675	2,940,547
5.00%, 01/01/32	1,510	1,669,335
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, Series A, 4.00%, 06/01/31	2,275	2,433,021
County of Delaware Authority, Refunding RB, Cabrini University:
5.00%, 07/01/26	1,180	1,330,002
5.00%, 07/01/28	800	905,528
5.00%, 07/01/29	1,365	1,535,106
5.00%, 07/01/30	1,435	1,602,680
County of Delaware Pennsylvania Authority, Refunding RB, Villanova University, 4.00%, 12/01/31	1,000	1,098,450
County of Lancaster Hospital Authority, Refunding RB, University of Pennsylvania Health System Obligation, Series A, 3.00%, 08/15/30	2,535	2,593,026
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University:
5.00%, 09/01/31	1,750	2,084,758
5.00%, 09/01/32	1,315	1,556,040
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/26	2,500	2,696,275
Albert Einstein Healthcare Network, Series A, 5.25%, 01/15/29	3,250	3,656,055
Albert Einstein Healthcare Network, Series A, 5.25%, 01/15/30	6,185	6,933,385

10

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal 2030 Target Term Trust (BTT2) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Whitemarsh Continuing Care Retirement Community Project, 5.00%, 01/01/30	$2,000	$2,031,400
County of Northampton Pennsylvania General Purpose Authority, RB, St. Luke’s Hospital of Bethlehem, Series A, 5.00%, 08/15/33	12,660	13,723,440
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Lafayette College, 5.00%, 11/01/34	5,400	6,449,976
County of Westmoreland Municipal Authority, Refunding RB, (BAM):
5.00%, 08/15/27	1,500	1,754,070
5.00%, 08/15/31	10,000	11,903,300
5.00%, 08/15/32	17,945	21,288,871
Geisinger Authority, Refunding RB, Geisinger Health System, Series A-2:
5.00%, 02/15/32	4,000	4,702,400
5.00%, 02/15/34	1,750	2,038,558
Pennsylvania Economic Development Financing Authority, RB:
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	16,500	18,411,690
Pennsylvania Bridge Finco LP, 5.00%, 12/31/29	5,000	5,700,100
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/30	13,100	14,844,789
Pennsylvania Economic Development Financing Authority, Refunding RB, University of Pittsburgh Medical Center, 5.00%, 03/15/31	4,500	5,281,785
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 5.00%, 06/15/30	7,910	9,255,254
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, 5.00%, 05/01/30	425	492,907
Drexel University, 5.00%, 05/01/31	1,000	1,153,820
Drexel University, 5.00%, 05/01/32	1,750	2,009,438
Drexel University, 5.00%, 05/01/33	3,320	3,800,138
Drexel University, 5.00%, 05/01/35	1,000	1,136,840
La Salle University, 4.00%, 05/01/32	3,000	3,024,000
Pennsylvania Housing Finance Agency, Refunding RB, Series 125-A, AMT, 3.40%, 10/01/32	9,000	9,048,600
Pennsylvania Turnpike Commission, RB, Sub-Series B-1:
5.00%, 06/01/31	3,000	3,484,350

Security	Par (000)	Value

Pennsylvania (continued)
5.00%, 06/01/32	$4,075	$4,716,894
5.00%, 06/01/33	4,000	4,616,640
Pennsylvania Turnpike Commission, Refunding RB:
Motor License Fund, Enhanced Turnpike, 5.00%, 12/01/30	5,000	5,844,200
Subordinate, Series B-2 (AGM), 5.00%, 06/01/34	5,000	5,796,350
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/32	1,000	1,164,380
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/33	1,815	2,106,707
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/34	1,500	1,735,950
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/35	2,005	2,313,529
Philadelphia Gas Works Co., Refunding RB, General Ordinance, Series 14-T, 5.00%, 10/01/30	425	495,771
State Public School Building Authority, RB, School District of Philadelphia Project:
5.00%, 04/01/27	4,130	4,403,819
5.00%, 04/01/28	8,000	8,506,160
5.00%, 04/01/29	6,000	6,367,320
5.00%, 04/01/30	5,500	5,825,215
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc. Student Housing Project:
5.00%, 07/01/30	1,280	1,363,955
5.00%, 07/01/30	825	900,207
Wayne County Hospital & Health Facilities Authority, RB, Wayne Memorial Hospital Project, Series A:
5.00%, 07/01/31	460	543,633
4.00%, 07/01/33	440	470,844

		328,304,792

Puerto Rico — 0.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Restructured, Series A-1(a):
0.00%, 07/01/29	2,000	1,338,720

11

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal 2030 Target Term Trust (BTT2) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
0.00%, 07/01/31	$6,032	$3,595,916

		4,934,636

Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, 5.00%, 05/15/30	1,500	1,714,500
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Homeownership Opportunity Bonds, Series 68-B, 3.00%, 10/01/31	13,500	13,582,890
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/28	2,750	3,031,600
5.00%, 06/01/29	4,500	4,929,075
5.00%, 06/01/30	4,215	4,588,491

		27,846,556

South Carolina — 0.7%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/35	10,000	11,634,800

Tennessee — 0.5%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Erlanger Health System, Series A, 5.00%, 10/01/31	6,210	6,890,368
Counties of Nashville & Davidson Tennessee Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/31	1,300	1,492,478
County of Memphis-Shelby Industrial Development Board, Refunding, Tax Allocation Bonds, Graceland Project, Series A, 4.75%, 07/01/27	605	641,064

		9,023,910

Texas — 17.3%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A:
5.00%, 01/01/30	1,600	1,835,408
5.00%, 01/01/31	1,175	1,340,041
5.00%, 01/01/33	1,500	1,697,160
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 08/15/32	12,500	13,987,875

Security	Par (000)	Value

Texas (continued)
5.00%, 08/15/33	$14,000	$15,627,220
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	2,665	2,942,373
City of Houston Texas Airport System Revenue, Refunding RB:
Series B-2, AMT, 5.00%, 07/15/20	6,470	6,650,513
Series D, 5.00%, 07/01/33	7,000	8,479,940
City of Houston Texas Combined Utility System Revenue, Refunding RB, First Lien, Series B:
5.25%, 11/15/33	5,000	6,026,300
5.00%, 11/15/34	7,315	8,622,922
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/33	1,650	1,873,938
Clifton Higher Education Finance Corp., Refunding RB, Series A:
Idea Public Schools (PSF-GTD), 4.00%, 08/15/31	1,250	1,369,988
Idea Public Schools (PSF-GTD), 4.00%, 08/15/33	1,200	1,306,692
Uplift Education, 3.10%, 12/01/22	630	629,357
Uplift Education, 3.95%, 12/01/32	1,800	1,809,522
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series C, 4.00%, 08/15/33	12,325	12,992,275
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
5.75%, 01/01/28	500	552,105
6.38%, 01/01/33	460	513,802
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Series A:
Brazos Presbyterian Homes, Inc. Project, 5.00%, 01/01/33	1,090	1,144,565
YMCA of the Greater Houston Area, 5.00%, 06/01/28	1,150	1,220,564
YMCA of the Greater Houston Area, 5.00%, 06/01/33	3,000	3,162,600
County of Matagorda Texas Navigation District No. 1, Refunding RB:
Series A (AMBAC), 4.40%, 05/01/30	31,120	34,045,280
Series B (AMBAC), AMT, 4.55%, 05/01/30	10,000	10,828,100

12

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal 2030 Target Term Trust (BTT2) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series B-2, 4.00%, 06/01/30	$12,995	$13,470,747
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A(a):
0.00%, 09/15/31	6,235	4,182,687
0.00%, 09/15/32	15,135	9,640,087
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Christus Health, Series B, 5.00%, 07/01/35	6,000	7,083,960
Baylor Health Care System Project, Series A, 4.00%, 11/15/31	5,500	5,754,375
Baylor Health Care System Project, Series A, 4.00%, 11/15/32	15,420	16,105,265
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, Series A-1, 5.00%, 10/01/29	1,000	1,093,870
Leander ISD, GO, CAB, Refunding, Series D (PSF-GTD)(a):
0.00%, 08/15/31	1,200	763,452
0.00%, 08/15/32	2,000	1,207,600
0.00%, 08/15/33	4,485	2,571,071
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(b)	4,125	4,299,611
New Hope Cultural Education Facilities Corp., RB, Series A:
Station 1 LLC Texas A&M University Project, 5.00%, 04/01/29	2,290	2,450,186
Stephenville LLC Tarleton State University Project, 5.38%, 04/01/28	1,150	1,246,140
Stephenville LLC Tarleton State University Project, 5.00%, 04/01/29	725	782,514
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 01/01/33	1,600	1,743,088
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A(b):
3.63%, 08/15/22	295	296,372
4.25%, 08/15/27	450	455,850
North Texas Tollway Authority, Refunding RB, 1st Tier, Series A, 5.00%, 01/01/35	5,750	6,734,630

Security	Par (000)	Value

Texas (continued)
Red River Health Facilities Development Corp., RB, Wichita Falls Retirement Foundation Project:
4.70%, 01/01/22	$400	$411,472
5.50%, 01/01/32	1,000	1,037,230
Socorro Independent School District, GO, Refunding, Series B, 4.00%, 08/15/34	3,000	3,282,360
State of Texas, GO, VRDN, Veterans Bonds, 1.45%, 06/01/50(e)	15,000	15,000,000
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/30	13,000	14,103,180
5.00%, 12/15/31	25,000	27,064,000
Texas Public Finance Authority, Refunding RB, Midwestern State University:
4.00%, 12/01/30	2,000	2,193,320
4.00%, 12/01/31	1,650	1,801,734
Texas Transportation Commission State Highway Fund, Refunding RB, 1st Tier, 5.00%, 10/01/22	5,000	5,554,400
University of Texas System, Refunding RB, Financing System:
Series C, 5.00%, 08/15/20	7,410	7,728,334
VRDN, Series B, 1.25%, 08/01/39(e)	4,000	4,000,000

		300,716,075

Virginia — 0.8%
County of Fairfax Virginia EDA, RB, Vinson Hall LLC, Series A, 5.00%, 12/01/32	2,000	2,174,420
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.50%, 07/01/30	3,000	3,083,550
4.50%, 07/01/32	1,100	1,124,673
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 03/01/26	500	503,025
Virginia College Building Authority, RB, Green Bonds, Marymount University Project, Series B, 5.25%, 07/01/30(b)	2,000	2,164,780

13

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal 2030 Target Term Trust (BTT2) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Small Business Financing Authority, RB, Senior Lien, Express Lanes LLC, AMT, 5.00%, 07/01/34	$3,940	$4,175,021

		13,225,469

Washington — 2.3%
Grant & Douglas Counties School District No. 144-101 Quincy, GO, 4.00%, 12/01/34	7,475	8,115,234
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A:
5.00%, 09/01/27	1,000	1,024,880
5.25%, 09/01/32	1,850	1,888,905
Port of Seattle Washington, Refunding RB, Interemediate Lien, AMT, Series C, 5.00%, 05/01/34	6,000	6,981,180
Port of Seattle Washington Industrial Development Corp., Refunding RB, Special Facilities, Delta Airline, Inc. Project, AMT, 5.00%, 04/01/30	5,000	5,407,050
Washington Biomedical Research Properties 3.2, RB, Series A:
5.00%, 01/01/31	1,000	1,162,770
5.00%, 01/01/32	1,140	1,321,112
Washington Health Care Facilities Authority, Refunding RB, MultiCare Health System, Series B, 5.00%, 08/15/35	9,485	11,186,230
Washington State Housing Finance Commission, Refunding RB, Emerald Heights Project:
5.00%, 07/01/28	1,000	1,098,500
5.00%, 07/01/33	1,100	1,192,015

		39,377,876

West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB, West Virginia University Health System, Series A:
5.00%, 06/01/31	1,950	2,266,348
5.00%, 06/01/33	1,100	1,266,144

		3,532,492

Wisconsin — 3.4%
Public Finance Authority, RB, VRDN, WakeMed, Series B, 1.45%, 10/01/49(e)	16,000	16,000,000
Public Finance Authority, Refunding RB, AMT:
National Gypsum Co., 5.25%, 04/01/30	6,690	7,284,808

Security	Par (000)	Value

Wisconsin (continued)
Waste Management, Inc. Project, 2.63%, 11/01/25	$3,000	$3,010,620
Wisconsin Airport Facilities, Senior Obligated Group, Series B, 5.25%, 07/01/28	2,250	2,436,727
State of Wisconsin, GO, Series B, 3.00%, 05/01/33	5,000	5,008,050
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Advocate Aurora Health Credit Group, Series C-4, 1.97%, 08/15/54(e)	8,200	8,207,626
Marquette University, 4.00%, 10/01/32	4,520	4,747,808
Milwaukee Regional Medical Center Thermal Service, Inc., 5.00%, 04/01/35	2,500	2,980,300
Wisconsin Housing & Economic Development Authority, Refunding RB, S/F Housing, Series D, 3.00%, 09/01/32	9,000	9,026,640

		58,702,579

Total Municipal Bonds — 130.5% (Cost — $2,185,007,445)		2,272,688,673

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Colorado — 4.8%
City & County of Denver Colorado, Refunding ARB, Department of Aviation, Series A, AMT(j):
4.25%, 11/15/29	33,820	35,644,919
4.25%, 11/15/30	35,210	37,109,923
4.25%, 11/15/31	8,085	8,521,264
4.25%, 11/15/32	2,230	2,350,330

		83,626,436

Florida — 5.7%
County of Broward Florida, ARB, Series Q-1(j):
4.00%, 10/01/29	17,200	17,994,220
4.00%, 10/01/30	18,095	18,930,548
4.00%, 10/01/31	18,820	19,689,025
4.00%, 10/01/32	19,575	20,478,888

14

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal 2030 Target Term Trust (BTT2) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
4.00%, 10/01/33	$20,355	$21,294,905

		98,387,586

Iowa — 2.5%
Iowa State Board of Regents, RB, University of Iowa Hospitals & Clinics:
4.00%, 09/01/28	3,375	3,561,757
4.00%, 09/01/29	6,524	6,886,064
4.00%, 09/01/30	6,324	6,674,997
4.00%, 09/01/31	8,649	9,128,652
4.00%, 09/01/32	7,749	8,178,850
4.00%, 09/01/33	9,374	9,893,771

		44,324,091

Nevada — 1.1%
Clark County Nevada, 4.00%, 11/01/34	17,710	19,214,061

Pennsylvania — 2.7%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 03/01/32(j)	20,000	23,689,700
Lehigh County Pennsylvania General Purpose Hospital, 4.00%, 07/01/33	22,285	23,145,468

		46,835,168

Texas — 9.1%
City of San Antonio Texas Public Facilities Corp., Refunding LRB, Convention Center Refinancing & Expansion Project(j):
4.00%, 09/15/30	15,000	15,722,129
4.00%, 09/15/31	19,475	20,412,564
4.00%, 09/15/32	18,075	18,945,166
4.00%, 09/15/33	11,000	11,529,561

Security	Par (000)	Value

Texas (continued)
4.00%, 09/15/34	$11,885	$12,457,167
4.00%, 09/15/35	4,500	4,716,639
Dallas Fort Worth International Airport, Refunding RB, AMT(j):
Series E, 4.00%, 11/01/32	6,915	7,162,054
Series E, 4.13%, 11/01/35	10,435	10,807,814
Series F, 5.00%, 11/01/29	12,820	13,278,024
Series F, 5.00%, 11/01/30	15,565	16,121,095
Series F, 5.00%, 11/01/31	10,000	10,357,273
Series F, 5.00%, 11/01/32	17,170	17,783,438

		159,292,924

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.9% (Cost — $437,734,455)		451,680,266

Total Long-Term Investments — 156.4% (Cost — $2,622,741,900)		2,724,368,939

	Shares

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.94%(k)(l)	51,543	51,549

Total Short-Term Securities — 0.0% (Cost — $51,549)		51,549

Total Investments — 156.4% (Cost — $2,622,793,449)		2,724,420,488

Other Assets Less Liabilities — 1.7%		31,170,710

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.0)%		(263,089,540)

RVMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (43.1)%		(750,365,233)

Net Assets Applicable to Common Shares — 100.0%		$1,742,136,425

(a)	Zero-coupon bond.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

15

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal 2030 Target Term Trust (BTT2)

(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires between May 1, 2020 to March 1, 2026, is $221,778,857.

(k)	Annualized 7-day yield as of period end.
(l)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	26,798,334	(26,746,791)	51,543	$51,549	$180,750	$912	$(2,680)

(a)	Includes net capital gain distributions, if applicable.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$2,724,368,939	$—	$2,724,368,939
Short-Term Securities	51,549	—	—	51,549

	$51,549	$2,724,368,939	$—	$2,724,420,488

(a)	See above Schedule of Investments for values in each state or political subdivision.

16

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal 2030 Target Term Trust (BTT2)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(263,089,540)	$—	$(263,089,540)
RVMTP Shares at Liquidation Value	—	(750,365,233)	—	(750,365,233)

	$—	$(1,013,454,773)	$—	$(1,013,454,773)

17